ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 24.9%
	EQUITY - 2.6%
18,000	Blackrock Science & Technology Trust	$ 656,280

	FIXED INCOME - 22.3%
175,000	Nuveen Credit Strategies Income Fund	915,250
70,000	Nuveen Preferred & Income Opportunities Fund	552,300
124,300	Pimco Dynamic Income Fund	2,321,924
134,500	PIMCO Dynamic Income Opportunities Fund	1,803,645
		5,593,119

	TOTAL CLOSED END FUNDS (Cost $6,298,536)	6,249,399

	EXCHANGE-TRADED FUNDS — 55.4%
	EQUITY - 53.1%
54,833	Defiance Nasdaq 100 Enhanced Options Income ETF	1,397,693
40,000	Defiance S&P 500 Enhanced Options Income ETF	1,343,600
67,000	First Trust BuyWrite Income ETF	1,486,060
74,000	First Trust Nasdaq BuyWrite Income ETF	1,414,140
169,500	Global X Nasdaq 100 Covered Call ETF	2,774,715
40,000	JPMorgan Equity Premium Income ETF	2,243,600
37,000	JPMorgan Nasdaq Equity Premium Income ETF	1,947,310
14,000	NEOS Nasdaq-100 Hedged Equity Income ETF	715,960
		13,323,078
	MIXED ALLOCATION - 2.3%
50,000	Amplify High Income ETF	572,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,013,807)	13,895,078

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares				Fair Value
SHORT-TERM INVESTMENTS — 14.0%
MONEY MARKET FUND - 14.0%
3,506,053	First American Government Obligations Fund Class X, 4.21%(a) (Cost $3,506,053)			$ 3,506,053

	TOTAL INVESTMENTS - 94.3% (Cost $25,818,396)			$ 23,650,530
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.7%			1,446,244
	NET ASSETS - 100.0%			$ 25,096,774

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
10	CME E-Mini Standard & Poor's 500 Index Futures	06/23/2025	$ 2,958,000	$ (21,648)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2025.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 89.4%
	EQUITY - 89.4%
229,775	Invesco QQQ Trust Series 1 ETF			$ 119,278,501
80,000	SPDR S&P 500 ETF Trust			47,151,200
				166,429,701

	TOTAL EXCHANGE-TRADED FUNDS (Cost $69,431,436)			166,429,701

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUND - 0.4%
838,371	First American Government Obligations Fund Class X, 4.21%(a) (Cost $838,371)			838,371

	TOTAL INVESTMENTS - 89.8% (Cost $70,269,807)			$ 167,268,072
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.2%			18,966,913
	NET ASSETS - 100.0%			$ 186,234,985

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
100	CME E-Mini NASDAQ 100 Index Futures	06/23/2025	$ 42,753,500	$ (3,165,735)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2025.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUND — 76.2%
	EQUITY - 76.2%
160,000	iShares MSCI EAFE ETF			$ 14,209,600

	TOTAL EXCHANGE-TRADED FUND (Cost $11,185,800)			14,209,600

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUND - 0.7%
126,049	First American Government Obligations Fund Class X, 4.21%(a) (Cost $126,049)			126,049

	TOTAL INVESTMENTS - 76.9% (Cost $11,311,849)			$ 14,335,649
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.1%			4,304,300
	NET ASSETS - 100.0%			$ 18,639,949

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
5	CME E-Mini Standard & Poor's 500 Index Futures	06/23/2025	$ 1,479,000	$ 57,426
	TOTAL FUTURES CONTRACTS

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2025.